Business Acquisition (Tables)	12 Months Ended
Jul. 31, 2019
Disclosure of detailed information about business combination [abstract]
Schedule of fair value of net assets assumed as at the acquisition date
	Note	Number of Shares,	Share Price	Amount
		Warrants and Options	($)	($)
Consideration
Shares issued	(i)	35,394,041	9.11	322,439
Warrants outstanding	(ii)	7,196,164		12,229
Replacement options issued	(iii)	2,002,365		7,134
Total fair value of consideration				341,802

Net assets acquired
Current assets
Cash and cash equivalents				49,366
Accounts receivable				1,204
Other receivables				4,585
Inventory				22,359
Biological assets				3,291

Long-term assets
Property, Plant and Equipment				46,003
Investments	(iv)			14,492
Convertible debenture receivable				1,220
Prepaid expenses				1,631
Prepaid expense and license				1,526
Software				10
Cultivation and processing license				113,888
Brand				8,440
Goodwill				111,877
Total assets				379,892

Current liabilities
Accounts payable and accrued liabilities				12,849
Payment received in advance				5

Long-term liabilities
Deferred tax liabilities				24,236
Total liabilities				37,090

Non-controlling interest				1,000
Total net assets acquired				341,802

Net accounts receivables acquired
Total accounts receivable				5,789
Expected uncollectible receivables				–
Net accounts receivables acquired				5,789

(i)	Share price based upon the TSX market price of common shares as at May 24, 2019.
(ii)	Warrants were valued using the Black-Scholes option pricing model as at the acquisition date May 24, 2019, using the following assumptions and inputs;

•	Risk free rate of 1.48% – 1.57%
•	Expected life of 0.73 – 4.07 years
•	Volatility rate of 75%; determined using historical volatility data
•	Exercise prices of $11.84 – $27.64
•	Stock price of $9.11

(iii)	All replacement options were valued using the Black-Scholes option pricing model as at the acquisition date of May 24, 2019, using the following assumptions and inputs;

•	Risk free rate of 1.48% – 1.57%
•	Expected life of 1.2 – 4.7 years
•	Volatility rate of 75%; determined using historical volatility data
•	Exercise prices of $6.00 – $17.37
•	Stock price of $9.11

The fair value of the vested options as at the acquisition date was deemed consideration paid in the transaction. The fair value of those options not yet vested at the acquisition date was added to the Company’s share-based payment reserve to be expensed over the remaining vesting period of the options as permitted under IFRS 3 – Business Combinations.

(iv)

Included in total investments were two level 3 private company investments (see ‘Greentank Technologies’ and ‘Neal Brothers Inc.’ in Note 20). There existed limited financial information over both investments at the acquisition date. The preliminary fair values have been determined using the best available information.